Disposal group held for sale and disposal of subsidiaries - Details of Assets and Liabilities at Date of Disposal (Detail) ₨ in Millions, $ in Millions						12 Months Ended
	Jan. 08, 2024 INR (₨)	Jan. 08, 2024 USD ($)	Apr. 24, 2023 INR (₨)	Mar. 29, 2022 INR (₨)	Jan. 18, 2022 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Jan. 08, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Assets
Property, plant and equipment						₨ 678,600	$ 8,143		₨ 538,355
Right of use assets						12,898	155		10,618		₨ 7,495
Trade receivables (refer Note 9)						21,856	262		30,687
Trade receivable- non current						8,087	97		9,072
Bank balances other than cash and cash equivalents						50,706	608		37,837
Cash and cash equivalents						27,021	324		38,182	$ 458	28,379	₨ 20,679
Other current financial assets						4,671	56		6,268
Non-current tax assets (net)						8,172	98		5,776
Other assets						6,800	82		6,473
Total assets						873,935	10,486		746,494
Liabilities
Interest-bearing loans and borrowings						565,861	6,790		467,293
Short term borrowings						81,455	977		63,114
Lease liabilities						7,477	90		5,471		2,999
Provisions						10,508	126		16,859
Trade payables						9,094	109		6,118
Interest-bearing loans and borrowings						63,310	760		71,629
Deferred government grant - non-current						192	2		203
Deferred government grant - current						11	0		11
Others current financial liabilities						42,571	511		38,101
Others non-current financial liabilities						7,011	84		6,678
Total liabilities						752,238	9,026		628,094
Non-controlling interests						16,480	$ 198		11,548
Renew Solar Urja Private Limited
Consideration satisfied by:
Cash and cash equivalents						5,283
Renew Solar Urja Private Limited | Disposal by Sale of Subsidiary
Liabilities
Net assets sold	₨ 1,945							$ 1,945
Sales consideration	5,283	$ 5,283
Gain on sale	3,338	$ 3,338
Consideration satisfied by:
Cash and cash equivalents	5,283
Vivasvat Solar Energy Private Limited, Izra Solar Energy Private Limited, Abha Sunlight Private Limited, Nokor Bhoomi Private Limited and Nokor Solar Energy Private Limited
Consideration satisfied by:
Cash and cash equivalents						₨ 1,801
Vivasvat Solar Energy Private Limited, Izra Solar Energy Private Limited, Abha Sunlight Private Limited, Nokor Bhoomi Private Limited and Nokor Solar Energy Private Limited | Disposal by Sale of Subsidiary
Liabilities
Net assets sold			₨ 1,480
Sales consideration			1,801
Gain on sale			321
Consideration satisfied by:
Cash and cash equivalents			1,801
Solar Energy and its Subsidiaries | Disposal groups classified as held for sale [member] | Two Solar Rooftop Projects
Assets
Property, plant and equipment					₨ 181
Total assets					5,820
Liabilities
Net assets sold					5,820
Sales consideration					6,047
Gain on sale					227
Consideration satisfied by:
Cash and cash equivalents					5,437
Deferred consideration receivable					610
Solar Energy and its Subsidiaries | Disposal by Sale of Subsidiary | Two Solar Rooftop Projects
Assets
Total assets									₨ 64		₨ 93
Shekhawati Solar Park Private Limited | Disposal groups classified as held for sale [member]
Assets
Total assets				₨ 16
Liabilities
Net assets sold				16
Sales consideration				3
Gain on sale				(13)
Consideration satisfied by:
Cash and cash equivalents				3
Shekhawati Solar Park Private Limited | Disposal by Sale of Subsidiary
Liabilities
Net assets sold				16
Sales consideration				3
Gain on sale				13
Assets at the Date of Disposal [Member] | Renew Solar Urja Private Limited
Assets
Property, plant and equipment	12,183
Right of use assets	268
Trade receivables (refer Note 9)	118
Bank balances other than cash and cash equivalents	999
Cash and cash equivalents	1,229
Other assets	1,226
Total assets	16,023
Assets at the Date of Disposal [Member] | Vivasvat Solar Energy Private Limited, Izra Solar Energy Private Limited, Abha Sunlight Private Limited, Nokor Bhoomi Private Limited and Nokor Solar Energy Private Limited
Assets
Property, plant and equipment			4,565
Right of use assets			151
Trade receivables (refer Note 9)			143
Bank balances other than cash and cash equivalents			192
Cash and cash equivalents			114
Other assets			63
Total assets			5,228
Assets at the Date of Disposal [Member] | Solar Energy and its Subsidiaries
Assets
Property, plant and equipment					5,335
Intangible assets					7
Trade receivables (refer Note 9)					310
Bank balances other than cash and cash equivalents					640
Cash and cash equivalents					664
Deferred tax assets (net)					30
Other non-current assets					1
Other current financial assets					244
Other current assets					262
Non-current tax assets (net)					80
Other assets					6
Total assets					7,579
Assets at the Date of Disposal [Member] | Shekhawati Solar Park Private Limited
Assets
Property, plant and equipment				1
Bank balances other than cash and cash equivalents				3
Cash and cash equivalents				11
Other non-current assets				5
Other current financial assets				0
Other assets				0
Total assets				20
Liabilities at the Date of Disposal [Member] | Renew Solar Urja Private Limited
Liabilities
Interest-bearing loans and borrowings	13,235
Lease liabilities	199
Provisions	113
Trade payables	32
Other liabilities	499
Total liabilities	₨ 14,078
Liabilities at the Date of Disposal [Member] | Vivasvat Solar Energy Private Limited, Izra Solar Energy Private Limited, Abha Sunlight Private Limited, Nokor Bhoomi Private Limited and Nokor Solar Energy Private Limited
Liabilities
Interest-bearing loans and borrowings			3,521
Lease liabilities			133
Provisions			37
Trade payables			24
Other liabilities			33
Total liabilities			₨ 3,748
Liabilities at the Date of Disposal [Member] | Solar Energy and its Subsidiaries
Liabilities
Trade payables					66
Interest-bearing loans and borrowings					1,238
Deferred government grant - non-current					476
Deferred government grant - current					25
Others current financial liabilities					55
Deferred tax liabilities (net)					37
Current tax liabilities (net)					15
Others non-current financial liabilities					13
Total liabilities					1,925
Liabilities at the Date of Disposal [Member] | Shekhawati Solar Park Private Limited
Liabilities
Trade payables				4
Total liabilities				4
Assets (Liabilities) At The Date Of Disposal | Solar Energy and its Subsidiaries
Liabilities
Non-controlling interests					15
Net assets sold					₨ 5,639
Assets (Liabilities) At The Date Of Disposal | Shekhawati Solar Park Private Limited
Liabilities
Net assets sold				₨ 16